Tax Expense - Schedule of Tax Expense (Details) - USD ($)	12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019
Current tax expense
Current year	$ 4,090,059	$ 1,592,549
Changes in estimates related to prior year	543,457
Current tax expense	4,633,516	1,592,549
Deferred tax expense
Origination of temporary differences	1,391,928	1,592,549
Tax expense	6,348,444	1,592,549
Reconciliation of effective tax rate
Profit before income tax	51,601,156	15,173,340	$ (2,038,075)
Income tax using Singapore rate of 17% (2020: 17%)	8,772,196	2,579,468	(346,473)
Effect of tax rates in foreign jurisdiction	918,306
Non-deductible expenses	579,122	31,066	3,104
Tax exempt income	(4,451,909)
Tax incentives	(12,728)	(26,524)
Effect of unused tax losses not recognised as deferred tax assets			$ 343,369
Utilisation of tax losses carried forward		(372,852)
Utilisation of group tax relief		(569,143)
Changes in estimates related to prior year	543,457
Others		(49,466)
Tax expense	$ 6,348,444	$ 1,592,549